Offerings - Offering: 1	Nov. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,624,036
Proposed Maximum Offering Price per Unit	108.57
Maximum Aggregate Offering Price	$ 176,321,588.52
Fee Rate	0.0087%
Amount of Registration Fee	$ 15,339.98
Offering Note	Each share of common stock registered hereunder includes an associated right (the "Rights") as set forth in the Second Amended and Rights Agreement, dated as of April 9, 2026, between the registrant and Computershare Trust Company, N.A., as rights agent (the "Rights Agreement"). Rights are attached to the shares of common stock, will not be offered separately, and are not exercisable until the occurrence of certain events specified in the Rights Agreement. The value attributable to the Rights, if any, is reflected in the value of the common stock. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant's common stock, as reported on the New York Stock Exchange on November 2, 2026.